RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 26, 2020
Related Party [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
For the purpose of these condensed consolidated interim financial statements, transactions with related parties mainly comprise transactions between subsidiaries of the Group and the related parties of the Group.
Transactions with The Coca-Cola Company (TCCC)
TCCC exhibits significant influence over the Group, as defined by IAS 24, “Related Party Disclosures”. As at 26 June 2020, 19.4% of the total outstanding Shares in the Group were owned by European Refreshments, a wholly owned subsidiary of TCCC. The Group is a key bottler of TCCC products and has entered into bottling agreements with TCCC to sell, make and distribute products of TCCC in the Group’s territories. The Group purchases concentrate from TCCC and also receives marketing funding to help promote the sale of TCCC products. Bottling agreements with TCCC for each of the Group’s territories extend through 28 May 2026, with terms of 10 years, with each containing the right for the Group to request a 10-year renewal. Additionally, two of the Group’s 17 Directors were nominated by TCCC, one of whom is also an employee of TCCC.
The principal transactions with TCCC are for the purchase of concentrate, syrup and finished product. The following table summarises the transactions with TCCC that directly impacted the Condensed Consolidated Interim Income Statement for the periods presented:

	Six Months Ended
	26 June 2020	28 June 2019
	€ million	€ million
Amounts affecting revenue[1]	22	31
Amounts affecting cost of sales[2]	(1,240)	(1,610)
Amounts affecting operating expenses[3]	(2)	(10)
Total net amount affecting the Consolidated Income Statement	(1,220)	(1,589)
[1] Amounts principally relate to fountain syrup and packaged product sales.
[2] Amounts principally relate to the purchase of concentrate, syrup, mineral water and juice as well as funding for marketing programmes.
[3] Amounts principally relate to certain costs associated with new product development initiatives.

The following table summarises the transactions with TCCC that impacted the Consolidated Statement of Financial Position as at the dates presented:

	26 June 2020	31 December 2019
	€ million	€ million
Amount due from TCCC	91	103
Amount payable to TCCC	219	233
Transactions with Cobega companies
Cobega exhibits significant influence over the Group, as defined by IAS 24, “Related Party Disclosures”. Cobega S.A. indirectly owned 36.6% of the total outstanding Shares of the Group as at 26 June 2020 through its ownership interest in Olive Partners S.A. Additionally, five of the Group’s 17 Directors, including the Chairman, were nominated by Olive Partners S.A., three of whom are affiliated with Cobega S.A.
The principal transactions with Cobega are for the purchase of juice concentrate, packaging materials and mineral water. The following table summarises the transactions with Cobega that directly impacted the Condensed Consolidated Interim Income Statement for the periods presented:

	Six Months Ended
	26 June 2020	28 June 2019
	€ million	€ million
Amounts affecting revenues[1]	—	1
Amounts affecting cost of sales[2]	(21)	(37)
Amounts affecting operating expenses[3]	(4)	(8)
Total net amount affecting the Consolidated Income Statement	(25)	(44)
[1] Amounts principally relate to packaged product sales.
[2] Amounts principally relate to the purchase of concentrate, mineral water and packaging materials.
[3] Amounts principally relate to certain costs associated with maintenance and repair services and rent.
The following table summarises the transactions with Cobega that impacted the Consolidated Statement of Financial Position as at the dates presented:

	26 June 2020	31 December 2019
	€ million	€ million
Amount due from Cobega	4	3
Amount payable to Cobega	13	16